Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	756	560	822	615
Stock-based compensation, net of amounts capitalized	1,661	570	842	626
Issuance of warrants for services	1,774
Net amortization of premiums and accretion of discounts on investments	265	145	226	(75)
Loss on disposal of property, equipment and software				16
Amortization of debt discount	3,735
Change in fair value of derivative liability	5,783
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(911)	890	(150)	(574)
Other assets	(3,229)		(3)	(10)
Accounts payable	2,759	82	151	115
Accrued expenses and other current liabilities	2,374	437	513	386
Net cash used in operating activities	(32,858)	(12,304)	(19,130)	(14,211)
Cash flows from investing activities
Purchase of investments		(42,264)	(52,421)	(79,489)
Maturities of investments	48,239	59,707	74,250	4,000
Purchase of property, equipment and software	(2,380)	(1,459)	(2,181)	(1,882)
Deposit for purchase of trucks	(400)		(10)	(325)
Refund of deposit for trucks	47		778
Net cash provided by (used in) investing activities	45,506	15,984	20,416	(77,696)
Cash flows from financing activities
Cash proceeds received from convertible note payable	25,001
Payment towards notes payable	(140)	(214)	(275)	(225)
Proceeds from issuance of Series C preferred stock, net of issuance costs of $78				69,922
Deferred offering costs	(827)
Proceeds from exercise of stock options	149	43	121	63
Net cash provided by (used in) financing activities	24,183	(171)	(154)	69,760
Net increase (decrease) in cash, cash equivalents and restricted cash	36,831	3,510	1,132	(22,147)
Cash, cash equivalents and restricted cash at beginning of period	11,460	10,328	10,328	32,475
Cash, cash equivalents and restricted cash at end of period	48,291	13,838	11,460	10,328
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	0	33	62	50
Supplemental schedule of noncash investing and financing activities
Acquisition of property, equipment and software in accounts payable	71	47	64	118
Acquisition of trucks by assuming notes payable	278			922
Deferred offering costs in accrued liability	3,275
Reclassification of truck deposits to property and equipment				300
Stock-based compensation capitalized into internally developed software	160	102	128	106
Vesting of early exercised stock options	$ 39	$ 45	$ 61	$ 162